LOANS - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) loans	Dec. 31, 2018 USD ($) loans	Dec. 31, 2017 USD ($) loans	Dec. 31, 2016 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Restructured Loans | loans	157	196	214
Total restructured loans	$ 30,000,000.0	$ 38,500,000	$ 23,900,000
Restructured Loans, Accrual Status	11,435,000	16,109,000	17,545,000
Restructured Loans, Nonaccrual Status	18,500,000	22,400,000	6,400,000
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	2,500,000	0	0
Restructured Loans, Allowance for Loan and Lease Losses Included in Reserves	2,500,000	1,500,000	1,300,000
Restructured Loans, Portion Determined to be Uncollectible	2,600,000	900,000	300,000
Accruing TDRs performing in accordance with restructured terms for more than one year	4,700,000	7,900,000	17,200,000
Purchased impaired loans, carrying balance	68,664,000	96,320,000
Real Estate Acquired Through Foreclosure	2,033,000	$ 1,401,000	$ 2,781,000	$ 6,284,000
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 250,000